Commitments & Contingencies (Details)	May 03, 2023 USD ($)	Jun. 30, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($)
Commitments & Contingencies
Maximum number of demands for registration of securities | item		3	3
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 5,031,250	$ 5,031,250	$ 5,031,250
Amount of underwriting fee agreed to waive	$ 1,000,000